Non-Cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 3,422	$ 2,194	$ 5,853	$ 4,137
Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,544	1,209	2,883	2,280
Selling, General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	1,258	985	2,350	1,857
Non-recurring Charges - Other
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 620		$ 620